Quarterly Holdings Report
for
Fidelity® New Millennium Fund®
August 31, 2024
NMF-NPRT3-1024
1.805750.120
Common Stocks - 98.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.6%
Entertainment - 3.0%
Capcom Co. Ltd.	521,000	11,308
Netflix, Inc. (a)	77,400	54,284
Spotify Technology SA (a)	79,500	27,259
The Walt Disney Co.	340,500	30,774
TKO Group Holdings, Inc.	203,700	24,083
Universal Music Group NV	556,300	14,555
		162,263
Interactive Media & Services - 5.0%
Alphabet, Inc. Class A	700,100	114,382
Meta Platforms, Inc. Class A	265,300	138,304
Pinterest, Inc. Class A (a)	381,600	12,226
		264,912
Media - 0.6%
Comcast Corp. Class A	782,300	30,956
TOTAL COMMUNICATION SERVICES		458,131
CONSUMER DISCRETIONARY - 11.4%
Automobiles - 0.7%
General Motors Co.	765,100	38,087
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	1,088,000	194,208
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A (a)	110,100	12,916
Booking Holdings, Inc.	7,200	28,146
Chipotle Mexican Grill, Inc. (a)	413,200	23,172
Domino's Pizza, Inc.	22,900	9,485
Flutter Entertainment PLC (a)	71,700	15,255
Hilton Worldwide Holdings, Inc.	114,200	25,083
Royal Caribbean Cruises Ltd.	82,300	13,548
		127,605
Household Durables - 1.1%
Lennar Corp. Class A	115,800	21,083
NVR, Inc. (a)	2,510	23,023
TopBuild Corp. (a)	34,500	13,559
		57,665
Specialty Retail - 2.7%
Dick's Sporting Goods, Inc.	99,900	23,672
Group 1 Automotive, Inc.	21,100	7,950
Industria de Diseno Textil SA	445,400	24,130
Lowe's Companies, Inc.	166,400	41,350
TJX Companies, Inc.	397,786	46,648
		143,750
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	287,400	28,195
Brunello Cucinelli SpA	29,400	2,884
Ralph Lauren Corp. Class A	80,000	13,701
		44,780
TOTAL CONSUMER DISCRETIONARY		606,095
CONSUMER STAPLES - 3.2%
Beverages - 0.6%
Keurig Dr. Pepper, Inc.	880,700	32,242
Consumer Staples Distribution & Retail - 2.3%
Alimentation Couche-Tard, Inc. (multi-vtg.)	336,600	19,215
BJ's Wholesale Club Holdings, Inc. (a)	223,300	17,855
Performance Food Group Co. (a)	433,100	32,327
Walmart, Inc.	684,000	52,825
		122,222
Food Products - 0.0%
Bowery Farming, Inc. (a)(b)	373,432	7
Bowery Farming, Inc. warrants (a)(b)(c)	211,678	4
		11
Personal Care Products - 0.3%
Kenvue, Inc.	810,100	17,782
TOTAL CONSUMER STAPLES		172,257
ENERGY - 4.2%
Energy Equipment & Services - 1.2%
Baker Hughes Co. Class A	1,152,100	40,519
Kodiak Gas Services, Inc.	277,700	7,706
TechnipFMC PLC	547,786	14,703
		62,928
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (a)	415,400	11,212
Canadian Natural Resources Ltd.	707,500	25,609
Cenovus Energy, Inc. (Canada)	1,323,100	24,535
Cheniere Energy, Inc.	134,626	24,941
Exxon Mobil Corp.	632,800	74,632
		160,929
TOTAL ENERGY		223,857
FINANCIALS - 12.9%
Banks - 4.2%
Bank of America Corp.	1,188,700	48,440
First Citizens Bancshares, Inc.	8,100	16,449
JPMorgan Chase & Co.	262,500	59,010
KeyCorp	1,219,900	20,811
M&T Bank Corp.	117,700	20,257
Wells Fargo & Co.	998,568	58,386
		223,353
Capital Markets - 3.8%
Ares Management Corp. Class A,	125,100	18,315
Blue Owl Capital, Inc. Class A (d)	1,202,500	21,212
Goldman Sachs Group, Inc.	91,100	46,484
Houlihan Lokey Class A	114,900	17,996
London Stock Exchange Group PLC	160,862	21,714
Moody's Corp.	51,000	24,875
Morgan Stanley	359,000	37,196
Stifel Financial Corp.	136,700	12,049
		199,841
Financial Services - 3.1%
Apollo Global Management, Inc.	133,900	15,496
Block, Inc. Class A (a)	208,600	13,784
Fiserv, Inc. (a)	309,301	54,004
Visa, Inc. Class A	299,000	82,635
		165,919
Insurance - 1.8%
Chubb Ltd.	230,109	65,392
Marsh & McLennan Companies, Inc.	134,600	30,623
		96,015
TOTAL FINANCIALS		685,128
HEALTH CARE - 11.5%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (a)	39,300	10,324
Argenx SE ADR (a)	8,700	4,501
Moderna, Inc. (a)	123,600	9,567
Regeneron Pharmaceuticals, Inc. (a)	45,500	53,903
		78,295
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	689,768	56,416
Glaukos Corp. (a)	64,500	8,636
Insulet Corp. (a)	78,600	15,938
Stryker Corp.	112,400	40,511
		121,501
Health Care Providers & Services - 2.2%
Cigna Group	80,100	28,981
UnitedHealth Group, Inc.	150,600	88,884
		117,865
Life Sciences Tools & Services - 2.1%
Danaher Corp.	212,700	57,282
Thermo Fisher Scientific, Inc.	93,700	57,632
		114,914
Pharmaceuticals - 3.4%
Eli Lilly & Co.	120,000	115,202
Merck & Co., Inc.	430,300	50,969
Novo Nordisk A/S Series B	97,000	13,474
		179,645
TOTAL HEALTH CARE		612,220
INDUSTRIALS - 12.9%
Aerospace & Defense - 4.1%
BWX Technologies, Inc.	160,500	16,532
General Dynamics Corp.	139,900	41,880
General Electric Co.	267,612	46,730
Howmet Aerospace, Inc.	305,000	29,481
Space Exploration Technologies Corp. (a)(b)(c)	585,890	65,620
Space Exploration Technologies Corp. Class C (a)(b)(c)	8,180	916
The Boeing Co. (a)	111,100	19,303
		220,462
Building Products - 1.4%
Builders FirstSource, Inc. (a)	68,400	11,902
Fortune Brands Innovations, Inc.	338,000	26,841
Trane Technologies PLC	103,900	37,576
		76,319
Construction & Engineering - 0.8%
Comfort Systems U.S.A., Inc.	35,900	12,691
Quanta Services, Inc.	106,800	29,384
		42,075
Electrical Equipment - 1.8%
Eaton Corp. PLC	123,600	37,937
GE Vernova LLC	134,603	27,055
Prysmian SpA	268,900	18,845
Vertiv Holdings Co.	140,000	11,624
		95,461
Ground Transportation - 1.0%
Uber Technologies, Inc. (a)	697,200	50,986
Machinery - 2.4%
Allison Transmission Holdings, Inc.	201,000	18,643
Ingersoll Rand, Inc.	238,820	21,840
ITT, Inc.	77,500	10,790
Mitsubishi Heavy Industries Ltd.	623,600	8,286
Parker Hannifin Corp.	57,000	34,211
Westinghouse Air Brake Tech Co.	187,000	31,710
		125,480
Professional Services - 0.9%
FTI Consulting, Inc. (a)	64,420	14,708
KBR, Inc.	248,000	17,201
TransUnion	145,000	14,037
		45,946
Trading Companies & Distributors - 0.5%
United Rentals, Inc.	35,600	26,389
TOTAL INDUSTRIALS		683,118
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	69,800	24,666
Electronic Equipment, Instruments & Components - 0.4%
Flex Ltd. (a)	701,462	22,791
Semiconductors & Semiconductor Equipment - 11.1%
Analog Devices, Inc.	101,600	23,860
ASML Holding NV (Netherlands)	31,500	28,408
Broadcom, Inc.	167,100	27,207
First Solar, Inc. (a)	97,500	22,169
Marvell Technology, Inc.	260,591	19,867
Micron Technology, Inc.	197,800	19,036
NVIDIA Corp.	2,834,300	338,330
NXP Semiconductors NV	116,376	29,834
ON Semiconductor Corp. (a)	212,700	16,563
Qualcomm, Inc.	171,300	30,029
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	195,600	33,585
		588,888
Software - 9.4%
Adobe, Inc. (a)	22,900	13,154
Applied Intuition, Inc. Class A (b)(c)	18,639	1,113
Autodesk, Inc. (a)	54,600	14,109
CoreWeave, Inc. Class A (b)	11,162	8,486
Intuit, Inc.	56,500	35,610
Manhattan Associates, Inc. (a)	50,600	13,380
Microsoft Corp.	853,200	355,902
Monday.com Ltd. (a)	38,800	10,317
Oracle Corp.	136,800	19,328
Salesforce, Inc.	53,500	13,530
SAP SE sponsored ADR	70,200	15,424
		500,353
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	1,221,200	279,655
Western Digital Corp. (a)	241,800	15,860
		295,515
TOTAL INFORMATION TECHNOLOGY		1,432,213
MATERIALS - 3.3%
Chemicals - 1.3%
Bolt Projs. Holdings, Inc. Class A (a)	26,917	38
CF Industries Holdings, Inc.	189,500	15,746
Element Solutions, Inc.	383,700	10,260
Linde PLC	86,100	41,177
		67,221
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	32,600	17,414
Containers & Packaging - 0.6%
Avery Dennison Corp.	46,300	10,272
International Paper Co. (d)	473,300	22,917
		33,189
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd. (United States)	218,400	17,793
Franco-Nevada Corp.	67,010	8,183
Freeport-McMoRan, Inc.	503,289	22,286
Ivanhoe Mines Ltd. (a)	546,400	7,286
		55,548
TOTAL MATERIALS		173,372
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Equity Residential (SBI)	381,900	28,597
Kimco Realty Corp.	430,600	10,016
Public Storage Operating Co.	64,000	21,998
Terreno Realty Corp.	310,600	21,444
Ventas, Inc.	177,100	11,000
		93,055
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	280,600	32,308
TOTAL REAL ESTATE		125,363
UTILITIES - 1.6%
Electric Utilities - 1.2%
Constellation Energy Corp.	115,600	22,739
Edison International	471,100	41,000
		63,739
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	229,000	19,563
TOTAL UTILITIES		83,302
TOTAL COMMON STOCKS (Cost $3,523,023)		5,255,056

Convertible Preferred Stocks - 0.5%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.2%
National Resilience, Inc. Series B (a)(b)(c)	243,347	8,308
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(b)(c)	7,570	8,478
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	49,853	6,248
TOTAL INDUSTRIALS		14,726
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Applied Intuition, Inc.:
Series A2 (b)(c)	24,262	1,448
Series B2 (b)(c)	11,699	698
CoreWeave, Inc. Series C (b)(c)	716	575
		2,721
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,193)		25,755

Money Market Funds - 1.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e)	31,918,961	31,925
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	35,725,802	35,729
TOTAL MONEY MARKET FUNDS (Cost $67,654)		67,654

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $3,602,870)	5,348,465
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(38,496)
NET ASSETS - 100.0%	5,309,969

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,408,000 or 1.8% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Applied Intuition, Inc. Class A	7/02/24	1,113

Applied Intuition, Inc. Series A2	7/02/24	1,448

Applied Intuition, Inc. Series B2	7/02/24	698

Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,143

Bowery Farming, Inc. warrants	10/25/23	0

CoreWeave, Inc. Series C	5/17/24	558

National Resilience, Inc. Series B	12/01/20	3,324

Space Exploration Technologies Corp.	4/08/16 - 9/11/17	5,980

Space Exploration Technologies Corp. Class C	9/11/17	110

Space Exploration Technologies Corp. Series H	8/04/17	1,022

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	24,847	498,041	490,963	1,433	-	-	31,925	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	21,219	134,174	119,664	46	-	-	35,729	0.2%
Total	46,066	632,215	610,627	1,479	-	-	67,654

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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